Stockholders’ Deficit (Details Narrative) - USD ($)			9 Months Ended	12 Months Ended
	Jan. 17, 2024	Jul. 13, 2023	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Jul. 28, 2025	Jul. 14, 2025	Jun. 29, 2025	Aug. 18, 2024	Jan. 31, 2024	Jul. 11, 2023	Jun. 29, 2023	Feb. 28, 2023	Jan. 18, 2022
Class of Stock [Line Items]
Common stock, shares authorized			24,200,000	24,200,000	24,200,000
Preferred stock, shares authorized			9,076,734	9,076,724	9,076,724
Issuance of common stock upon cashless exercise, shares	1,000,000
Contractual term			10 years	10 years
Reserved shares of common stock for future issuance			10,282,216	11,811,944	13,978,590
Preferred stock, par value			$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock, shares issued			9,043,234	9,043,234	9,043,234
Preferred stock, shares outstanding			9,043,234	9,043,234	9,043,234
Common stock, par value			$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares issued			12,729,805	11,716,680	9,220,534					3,600,000
Common stock, shares outstanding			12,062,805	11,039,388	9,220,534
CSLM Acquisition Corp [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized			5,000,000	5,000,000	5,000,000
Warrant exercise price			$ 9.20	$ 9.20
Preferred stock, par value			$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued			0	0	0
Preferred stock, shares outstanding			0	0	0
Temporary equity, shares outstanding			901,955	1,372,687
Common stock, conversion basis			20	20
Price per share														$ 10.00
Market value percentage			115.00%	115.00%
CSLM Acquisition Corp [Member] | Public Warrant [Member]
Class of Stock [Line Items]
Warrant exercise price			$ 0.01	$ 0.01
Market value percentage			180.00%	180.00%
Warrant exercise price			$ 18.00	$ 18.00
Common Stock Warrants [Member] | 2023 Notes Agreement [Member]
Class of Stock [Line Items]
Issuance of common stock upon cashless exercise, shares			140,133	140,133	140,133
Warrant exercise price			$ 0.46	$ 0.46	$ 0.46
Contractual term			10 years	10 years	10 years
Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized			9,076,734	9,076,724									5,441
Reserved shares of common stock for future issuance			9,043,234	9,043,234	9,043,234
Common Stock Contingent Obligation [Member]
Class of Stock [Line Items]
Reserved shares of common stock for future issuance			45,000	45,000
Common Class A [Member]
Class of Stock [Line Items]
Temporary equity, shares outstanding			901,955,000	1,372,687,000
Common Class A [Member] | CSLM Acquisition Corp [Member]
Class of Stock [Line Items]
Common stock, shares authorized			500,000,000	500,000,000	500,000,000
Issuance of common stock upon cashless exercise, shares		4,743,749
Warrant exercise price			$ 18.00	$ 18.00
Common stock, par value			$ 0.0001	$ 0.0001	$ 0.0001
Common stock voting rights			Holders of Class A ordinary shares are entitled to one vote for each share.	Holders of Class A ordinary shares are entitled to one vote for each share.
Temporary equity, shares outstanding			901,955	1,372,687	4,772,187	99,187	371,545	14,202,813	3,399,500		14,202,813	14,202,813
Temporary equity, aggregate amount of redemption requirement						$ 1,222,631	$ 4,492,794	$ 149,486,187	$ 38,596,223		$ 149,486,187	$ 149,486,187
Common stock, shares issued			4,743,749	4,743,749	4,743,749
Common stock, shares outstanding			4,743,749	4,743,749	4,743,749
Price per share			$ 12.10				$ 0.02
Common Class A [Member] | CSLM Acquisition Corp [Member] | Business Combination [Member]
Class of Stock [Line Items]
Effective issued price per share			$ 9.20	$ 9.20
Percentage of gross proceeds			60.00%	60.00%
Common Class A [Member] | CSLM Acquisition Corp [Member] | Public Warrant [Member]
Class of Stock [Line Items]
Price per share			$ 18.00	$ 18.00
Common Class A [Member] | CSLM Acquisition Corp [Member] | Subject to Possible Redemption Class A Ordinary Shares [Member]
Class of Stock [Line Items]
Temporary equity, shares outstanding			901,955	1,372,687	4,772,187
Class A Non Redeemable [Member] | CSLM Acquisition Corp [Member]
Class of Stock [Line Items]
Ordinary shares issued subject to possible redemption			4,743,749	4,743,749	4,743,749
Common Class B [Member] | CSLM Acquisition Corp [Member]
Class of Stock [Line Items]
Common stock, shares authorized			50,000,000	50,000,000	50,000,000
Issuance of common stock upon cashless exercise, shares		4,743,749
Common stock, par value			$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued			1	1	1
Common stock, shares outstanding			1	1	1